Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₩ 12,617,394		₩ 13,006,196
Acquisition		2,291,065		2,878,875
Disposal		(187,612)		(134,718)
Transfer		(274,482)	[1]	(262,000)	[2]
Depreciation		(2,783,289)		(2,853,793)
Impairment		(1,206)		(11,993)
Changes in consolidation scope				(5,173)
Other	[3]	240,303
Ending balance		11,902,173		12,617,394
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,260,712		1,248,200
Acquisition		149		101
Disposal		(32,812)		(2,213)
Transfer		49,637	[1]	14,624	[2]
Changes in consolidation scope				0
Other	[3]	41,574
Ending balance		1,319,260		1,260,712
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		765,818		773,392
Acquisition		1,953		3,785
Disposal		(45,157)		(1,279)
Transfer		79,349	[1]	46,479	[2]
Depreciation		(59,453)		(56,559)
Changes in consolidation scope				0
Other	[3]	150,222
Ending balance		892,732		765,818
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		210,987		234,879
Acquisition		1,350		1,574
Disposal		(5)		(78)
Transfer		8,387	[1]	13,408	[2]
Depreciation		(34,893)		(37,997)
Changes in consolidation scope				(799)
Other	[3]	0
Ending balance		185,826		210,987
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,722,566		7,890,654
Acquisition		530,431		517,884
Disposal		(9,753)		(23,253)
Transfer		1,241,385	[1]	1,616,265	[2]
Depreciation		(2,198,208)		(2,267,720)
Impairment		(381)		(11,025)
Changes in consolidation scope				(239)
Other	[3]	48,503
Ending balance		7,334,543		7,722,566
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		369,007		485,157
Acquisition		180,380		390,130
Disposal		(5,379)		(12,131)
Transfer		(189,482)	[1]	(408,675)	[2]
Depreciation		(69,685)		(84,179)
Impairment		(561)		(10)
Changes in consolidation scope				(1,285)
Other	[3]	4
Ending balance		284,284		369,007
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,608,219		1,611,951
Acquisition		278,554		523,494
Disposal		(90,198)		(90,734)
Transfer		(3,000)	[1]	(26,271)	[2]
Depreciation		(421,050)		(407,338)
Impairment		0		(33)
Changes in consolidation scope				(2,850)
Other	[3]	0
Ending balance		1,372,525		1,608,219
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		680,085		761,963
Acquisition		1,298,248		1,441,907
Disposal		(4,308)		(5,030)
Transfer		(1,460,758)	[1]	(1,517,830)	[2]
Impairment		(264)		(925)
Changes in consolidation scope				0
Other	[3]	0
Ending balance		₩ 513,003		₩ 680,085

[1]	The Group decided to dispose of its shareholdings in SK stoa Co., Ltd. and Media S Co., Ltd., both consolidated subsidiaries. Accordingly, property and equipment of these entities amounting to ₩13,512 million were reclassified as assets held for sale. (See note 39)
[2]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the property and equipment amounting to ₩17,412 million of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets held for sale. (See note 39)
[3]	Other changes consist of increases in assets arising from business combinations under common control. (See note 40)